Disclosure of detailed information about goodwill (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning of year Balance	$ 18,495,121	$ 18,785,807	$ 651,354
Impairment of goodwill associated with Sideqik	(2,900,193)
Impairment of goodwill associated with UMG		(3,209,045)
Effect of foreign exchange	(49,590)	18,166	29,813
Ending of year Balance	15,200,188	18,495,121	18,785,807
Eden games [member]
IfrsStatementLineItems [Line Items]
Disposal of Eden Games	(345,150)
SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Beginning of year Balance		2,900,193
U M G Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Beginning of year Balance			3,209,045
Frankly Inc. [Member]
IfrsStatementLineItems [Line Items]
Beginning of year Balance			$ 14,895,595